Other liabilities - Foreign currency swaps and forwards - derivative financial instruments Fair value (Details) - Foreign currency forwards € in Thousands	Dec. 31, 2025 EUR (€)
Derivative financial instruments
Financial liabilities	€ 4
Level II
Derivative financial instruments
Financial liabilities	€ 4